Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Pension Plans Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Postretirement Health Coverage [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule Of Amounts Recognized In Balance Sheet [Table Text Block]

	2010	2009	2008
	$	$	$

AngloGold Ashanti Pension Fund (asset)/liability	-	(5)	11
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	179	149	115
Other defined benefit plans	12	10	11
Sub total	191	154	137
Transferred to other non-current assets. Refer to Note 16.
AngloGold Ashanti Pension Fund	-	5	-
Post-retirement medical scheme for Rand Refinery employees	3	2	2
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2010	2009
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2010 and 2009, by asset category are as follows:

Asset category
Equity securities	60%	60%
Debt securities	36%	32%
Other	4%	8%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2010			2009
	No. of	Percentage of	Fair Value	No. of	Percentage of	Fair Value
	Shares	total assets	$	Shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	119,758	1.8%	6	296,410	4.5%	12

Other investments exceeding 5% of total plan assets
Equities
Sasol Limited	-	-	-	424,680	6.2%	17
SABMiller Plc	-	-	-	759,600	8.0%	22
Bonds
IFM Corporate Bond Unit Trust	267,975,059	12.2%	41	158,630,977	7.3%	20
Allan Gray Orbis Global Equity Fund	243,210	9.0%	30	312,715	13.0%	36
			71			95

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(2)
Effect on post-retirement benefit obligation	22	(19)

Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2010	2009	2008
	$	$	$

Australia (Sunrise Dam) (1)	4	4	3
Namibia (Navachab) (2)	1	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	4	1	3
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	4	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka and TauTona) (7)	48	41	36
	64	53	49
Contributions to the various retirement schemes are fully expensed during the year.

Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2010	2009	2008
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	269	199	257
	Service cost	7	6	6
	Interest cost	25	16	17
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	21	(2)	16
	Benefits paid	(28)	(8)	(24)
	Translation	38	56	(75)
	Benefit obligation at December 31,	334	269	199

	Change in plan assets
	Fair value of plan assets at January 1,	274	188	293
	Actual return on plan assets	40	32	(7)
	Company contributions	8	5	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(28)	(8)	(24)
	Translation	38	55	(81)
	Fair value of plan assets at December 31,	334	274	188

	Funded/(Unfunded) status at end of year	-	5	(11)
	Net amount recognized	-	5	(11)

	Components of net periodic benefit cost
	Service cost	7	6	6
	Interest cost	25	16	17
	Actuarial gains and losses	10	(14)	49
	Expected return on assets	(29)	(20)	(26)
	Net periodic benefit cost	13	(12)	46

	Accumulated benefit obligation at December 31,	290	230	170

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.50%	9.25%	7.25%
	Rate of compensation increase	7.25%	7.50%	5.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.50%	9.25%	7.25%
	Expected long-term return on plan assets	9.99%	10.63%	9.28%
	Rate of compensation increase(1)	7.25%	7.50%	5.25%
	Pension increase	4.73%	4.95%	3.60%

(1)	Short-term compensation rate increase	7.50%	7.00%	10.00%
	Long-term compensation rate increase	7.25%	7.50%	5.25%

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2010	2009	2008
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	149	115	168
Service cost	1	-	1
Interest cost	13	9	11
Benefits paid	(14)	(10)	(11)
Actuarial loss/(gain)	10	4	(8)
Translation	20	31	(46)
Benefit obligation at December 31,	179	149	115
Unfunded status at end of year	(179)	(149)	(115)
Net amount recognized	(179)	(149)	(115)

Components of net periodic benefit cost
Service cost	1	-	1
Interest cost	13	9	11
Actuarial gains and losses	10	4	(8)
	24	13	4

The assumptions used in calculating the above amounts are:
Discount rate	8.50%	9.25%	7.25%
Expected increase in health care costs	7.60%	7.00%	5.50%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.60%	7.00%	5.50%

Information in respect of other defined benefit plans for the years ended December 31, 2010, 2009 and 2008 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2010	2009	2008
	$	$	$

Change in benefit obligations
Balance at January 1,	18	17	18
Interest cost	1	-	-
Actuarial loss	5	-	-
Benefits paid	(2)	(1)	(1)
Translation	-	2	-
Balance at December 31,	22	18	17

Change in plan assets
Fair value of plan assets at January 1,	8	6	9
Actual return on plan assets	2	-	(1)
Benefits paid	(1)	-	-
Translation	1	2	(2)
Fair value of plan assets at December 31,	10	8	6

Unfunded status at end of year	(12)	(10)	(11)
Net amount recognized	(12)	(10)	(11)

Components of net periodic benefit cost
Interest cost	1	-	-
Actuarial gains and losses	(1)	-	1
	-	-	1

Accumulated benefit obligation at December 31,	12	10	10

Defined Benefit Plan Estimated Future Employer Contributions [Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2011	7

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	25
2012	25
2013	25
2014	26
2015	26
2016 – 2020	133

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2011	14

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	14
2012	16
2013	16
2014	16
2015	16
2016 – 2020	85

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

$

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	2
2012	2
2013	2
2014	2
2015	2
2016 – 2020	8